CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF EQUITY
Cash dividends declared per common share	$ 1.40	$ 0.95